Earnings per common share	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per common share
Earnings per common share

a)	Basic
Basic earnings per share is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding during the period.

	June 30, 2018	June 30, 2017
	$	$

Net loss attributable to shareholders of the Company	(14,060)	(3,634)
Weighted average number of common shares	134,505,625	134,059,478

Basic loss per share	(0.10)	(0.03)

b)	Diluted
Diluted earnings per common share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potentially dilutive instruments which are convertible into common shares. The Company has three categories of potentially dilutive instruments which are convertible into common shares: stock options, performance share units and the Senior Unsecured Convertible Debentures. For the stock options, performance share units and the Senior Unsecured Convertible Debentures, a calculation is completed to determine the number of common shares that could have been acquired at fair value (determined as the average market price of the Company’s outstanding common shares for the period), based on the monetary value of the subscription rights attached to the stock options, performance share units and Senior Unsecured Convertible Debentures. The number of shares calculated above is compared with the number of shares that would have been issued assuming exercises of stock options, issuance of performance share units and exercise of Senior Unsecured Convertible Debentures.

For the years ended June 30, 2018 and 2017, the diluted weighted average number of common shares outstanding is the same as the basic weighted average number of common shares outstanding, as the Company had a net loss for the period and the exercise of any potentially dilutive instruments would be anti-dilutive.

	June 30, 2018	June 30, 2017
	$	$

Net loss attributable to shareholders of the Company	(14,060)	(3,634)
Weighted average number of common shares	134,505,625	134,059,478

Diluted loss per share	(0.10)	(0.03)